Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	DREYFUS INDEX FUNDS INC
Central Index Key	0000857114
Amendment Flag	false
Document Creation Date	Feb. 29, 2016
Document Effective Date	Mar. 01, 2016
Prospectus Date	Mar. 01, 2016
Dreyfus S&P 500 Index Fund | Dreyfus S&P 500 Index Fund
Prospectus:
Trading Symbol	PEOPX
Dreyfus Midcap Index Fund, Inc. | Dreyfus Midcap Index Fund, Inc.
Prospectus:
Trading Symbol	PESPX
Dreyfus Smallcap Stock Index Fund | Dreyfus Smallcap Stock Index Fund
Prospectus:
Trading Symbol	DISSX
Dreyfus International Stock Index Fund | Dreyfus International Stock Index Fund
Prospectus:
Trading Symbol	DIISX